SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Nonadmitted assets	$ 64.8	$ 57.5
Equity Securities
Debt Securities, Available-for-sale [Line Items]
Percentage allocated	84.00%
Debt Securities
Debt Securities, Available-for-sale [Line Items]
Percentage allocated	16.00%
Interest Rate | Minimum
Debt Securities, Available-for-sale [Line Items]
Measurement input	0.035
Interest Rate | Maximum
Debt Securities, Available-for-sale [Line Items]
Measurement input	0.060
Corporate Joint Venture | Minimum
Debt Securities, Available-for-sale [Line Items]
Property, plant and equipment, useful life	40 years
Corporate Joint Venture | Maximum
Debt Securities, Available-for-sale [Line Items]
Property, plant and equipment, useful life	50 years